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October 5, 2005




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:  VANGUARD WORLD FUNDS (THE "TRUST")
     FILE NO.  2-17620


Commissioners:


Enclosed is the 100th Post-Effective Amendment to the Trust's registration statement on Form N-1A for the Vanguard World Funds (the "Trust"). The purposes of this Amendment are to: (1) disclose the change of the Calvert Social Index Fund's benchmark (from the Calvert Social Index, to FTSE4Good U.S. Select Index) and to address the related name change of the Fund to the Vanguard FTSE Social Index Fund, (2) to amend the Frequent Trader Policy Disclosure for all of the Funds within the registrant, and (3) to effect a number of non-material editorial changes.
Pursuant to Rule 485(a) under the Securities Act of 1933, we request that this Amendment be declared effective on December 16, 2005. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and
(2) updated financial statements for each series of the Trust. Pursuant to Rule 485 (d) (2), Vanguard will request that the Rule 485(b) filing be declared effective concurrently with this 485 (a) filing on December 16, 2005.

Please contact me at (610) 669-1538 with any questions or comments that you have concerning the enclosed Amendment.



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Sincerely,



Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.



Enclosures



cc: Christian Sandoe, Esq.
  U.S. Securities and Exchange Commission